UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI       05-13-04
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     148
                                            -------------------------

Form 13F Information Table Value Total:     $326,712
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
3M Company                     com 604059105 1637      20000  SH        SOLE           20000
Alliant Techsystems Inc.       com 018804104  778      14300  SH        SOLE           14300
Alltel Corporation             com 020039103 2230      44700  SH        SOLE           44700
American International Group   com 026874107 5687      79703  SH        SOLE           79703
Ametek Inc.                    com 031100100  915      35700  SH        SOLE           35700
Anadarko Petroleum Corporation com 032511107 2261      43600  SH        SOLE           43600
Arlington Hospitality, Inc.    com 041560103  174      50000  SH        SOLE           50000
Automatic Data Processing,Inc. com 053015103 4643     110540  SH        SOLE           110540
BB&T Corporation               com 066821109 2076      58800  SH        SOLE           58800
Balchem Corporation            com 057665200 2296      87300  SH        SOLE           87300
Baxter International           com 071813109  791      25600  SH        SOLE           25600
Beckman Coulter, Inc.          com 075811109 3616      66300  SH        SOLE           66300
Bed Bath and Beyond Inc.       com 075896100  813      19400  SH        SOLE           19400
Berkshire Hathaway CLB         com 084670207 1615        519  SH        SOLE           519
Biomet, Inc.                   com 090613100  863      22500  SH        SOLE           22500
Boston Scientific Corporation  com 101137107  848      20000  SH        SOLE           20000
Briggs & Stratton Corp.        com 109043109  432       6400  SH        SOLE           6400
Brookstone Inc.                com 114537103 7127     261150  SH        SOLE           261150
Brown & Brown,Inc.             com 115236101  849      21900  SH        SOLE           21900
Brunswick Corporation          com 117043109 2450      60000  SH        SOLE           60000
CGX Energy Inc.                com 125405100   32      40000  SH        SOLE           0      40000
Cable Design Technologies
  Corporation                  com 126924109  190      20000  SH        SOLE           20000
Century Telephone Enterprises  com 156700106 2062      75000  SH        SOLE           75000
Champion Enterprises, Inc.     com 158496109 3866     364700  SH        SOLE           364700
Charles Schwab Corp.           com 808513105  118      10125  SH        SOLE           0      10125
Charter One Financial Inc.     com 160903100  371      10502  SH        SOLE           10502
Chattem, Inc.                  com 162456107 6284     244800  SH        SOLE           244800
Christopher & Banks Corp.      com 171046105 4560     216000  SH        SOLE           216000
Citigroup Inc.                 com 172967101  243       4692  SH        SOLE           4500   192
Clarcor Inc.                   com 179895107  865      19600  SH        SOLE           19600
Coach Inc.                     com 189754104 1439      35100  SH        SOLE           35100
Comerica Inc.                  com 200340107 2944      54200  SH        SOLE           54200
Convergys Corporation          com 212485106  737      48500  SH        SOLE           48500
Countrywide Financial
  Corporation                  com 222372104 1460      15220  SH        SOLE           15220
Courier Corporation            com 222660102 1515      33750  SH        SOLE           33750
Craftmade International,Inc.   com 22413E104 5611     204200  SH        SOLE           204200
Darden Restaurants, Inc.       com 237194105 1304      52600  SH        SOLE           52600
Deere & Company                com 244199105  236       3400  SH        SOLE           3400
Diamond Offshore Drilling, Inc.com 25271C102 5791     239400  SH        SOLE           238900 500
Dollar Tree Stores, Inc.       com 256747106 3951     128000  SH        SOLE           128000
Dominion Resources, Inc.       com 25746u109  321       5000  SH        SOLE           5000
Donaldson Company, Inc.        com 257651109  812      30600  SH        SOLE           30600
Dover Corporation              com 260003108 2539      65500  SH        SOLE           65500
Emerson Electric Co.           com 291011104  570       9519  SH        SOLE           9519
Ethan Allen Interiors Inc.     com 297602104  788      19100  SH        SOLE           19100
Everest Re Group, Ltd.         com 012268483 2136      25000  SH        SOLE           25000
Excelon Corporation            com 30161n101  241       3500  SH        SOLE           3500
Expeditors International       com 302130109  893      22700  SH        SOLE           22700
Exxon Mobil Corporation        com 302290101 4312     103690  SH        SOLE           103690
FPL Group, Inc.                com 302571104  301       4500  SH        SOLE           4500
FactSet Research Systems Inc.  com 303075105  885      20800  SH        SOLE           20800
Fargo Electronics, Inc.        com 30744p102 2373     210000  SH        SOLE           210000
Fifth Third Bancorp            com 316773100  587      10600  SH        SOLE           10600
First Data Corporation         com 31996310412334     292550  SH        SOLE           292550
First Health Group Corp.       com 320960107  547      25000  SH        SOLE           25000
Fleetwood Enterprises Inc.     com 339099103 2408     196092  SH        SOLE           196092
Forest Oil Corporation         com 346091606  268      10600  SH        SOLE           10600
Fortune Brands Inc.            com 349631101 3784      49380  SH        SOLE           49380
Furniture Brands International com 360921100 2318      72000  SH        SOLE           72000
Gallagher & Co., (Arthur J.)   com 363576109  827      25400  SH        SOLE           25400
Garmin Ltd.                    com g37260109  888      20800  SH        SOLE           20800
General Dynamics Corporation   com 369550108 5378      60200  SH        SOLE           60200
Gentex Corporation             com 371901109  867      20000  SH        SOLE           20000
Genuine Parts Company          com 372460105 4447     135900  SH        SOLE           135900
Graco Inc.                     com 384109104 2720      93450  SH        SOLE           93450
Guidant Corp.                  com 401698105  862      13600  SH        SOLE           13600
H & R Block, Inc.              com 093671105 1903      37300  SH        SOLE           37300
Harley Davidson, Inc.          com 412822108 5425     101700  SH        SOLE           101700
Harris Corporation             com 413875105 2827      58400  SH        SOLE           58400
Health Care Property           com 421915109 3648     128900  SH        SOLE           128900
Hector Communications Corp.    com 422730101 2511     135000  SH        SOLE           135000
Hewlett-Packard Company        com 428236103  300      13137  SH        SOLE           0      13137
Hibbett Sporting Goods, Inc.   com 428565105 2201      57700  SH        SOLE           57700
Hillenbrand Industries, Inc.   com 431573104 3761      55400  SH        SOLE           55400
Host Marriott Corp.            com 44107P104  452      35400  SH        SOLE           35400
Huntington Bancshares Inc.     com 446150104  220      10000  SH        SOLE           10000
I. Gordon Corporation          com 382784106  195      16499  SH        SOLE           16499
Input/Output, Inc.             com 457652105 4269     550800  SH        SOLE           550800
Integrated Circuit Systems, In com 45811k208  868      34700  SH        SOLE           34700
Investment Technology
  Group Inc.                   com 46145f105  669      45000  SH        SOLE           45000
Johnson Controls, Inc.         com 478366107  891      15056  SH        SOLE           15056
Jones Apparel Group Inc.       com 480074103 8701     240700  SH        SOLE           240700
K-Swiss Inc. - Class A         com 482686102  891      36400  SH        SOLE           36400
KB Home                        com 48666k109  913      11300  SH        SOLE           11300
Kaydon Corporation             com 486587108 1101      40000  SH        SOLE           40000
Kellogg Corporation            com 487836108  848      21600  SH        SOLE           21600
Kimberly Clark Corp.           com 316773100  202       3200  SH        SOLE           3200
Layne Christensen Company      com 521050104 2798     190700  SH        SOLE           190700
Leggett & Platt, Inc.          com 524660107 5358     226000  SH        SOLE           226000
Leucadia National Corporation  com 527288104  804      15100  SH        SOLE           15100
Lifetime Hoan Corporation      com 531926103  247      14088  SH        SOLE           14088
Lincare Holdings Inc.          com 532791100 2380      75800  SH        SOLE           75800
Littelfuse, Inc.               com 537008104  510      13700  SH        SOLE           13700
MBIA Inc.                      com 55262C100 2966      47300  SH        SOLE           47300
Manor Care, Inc.               com 564055101 2922      82800  SH        SOLE           82800
Maritrans Inc.                 com 570363101  550      35000  SH        SOLE           35000
Matthews International Corp.   com 577128101  365      11000  SH        SOLE           11000
Maxwell Shoe Inc. Cl A         com 57776610811970     532000  SH        SOLE           532000
McCormick & Co. Inc.           com 579780206  875      26100  SH        SOLE           26100
Merck & Co., Inc.              com 589331107  349       7902  SH        SOLE           7902
Mettler-Toledo Intl Inc.       com 592688105  857      19300  SH        SOLE           19300
Mohawk Industries Inc.         com 608190104 6217      75500  SH        SOLE           75500
Monaco Coach Corporation       com 60886R103 3846     143500  SH        SOLE           143500
Morgan Stanley
  Dean Witter & Co.            com 617446109  424       7400  SH        SOLE           800    6600
Mylan Laboratories             com 628530107 1137      50000  SH        SOLE           50000
NDCHealth Corporation          com 639480102  375      13800  SH        SOLE           13800
National City Corporation      com 635405103 1107      31100  SH        SOLE           31100
National Dentex Corporation    com 63563h109 1904      70000  SH        SOLE           70000
Navigant Consulting, Inc.      com 63935n107  238      11800  SH        SOLE           11800
Neogen Corporation             com 640491106 3829     207400  SH        SOLE           207400
Nobel Learning
  Communities, Inc.            com 654889104  350      50000  SH        SOLE           50000
North Fork Bancorporation, Inc.com 659424105 3428      81000  SH        SOLE           81000
PICO Holdings, Inc.            com 693366205  740      45000  SH        SOLE           45000
Patterson Dental Company       com 703412106  843      12300  SH        SOLE           12300
Patterson-UTI Energy, Inc.     com 703414102 2815      79500  SH        SOLE           79500
Pinnacle West Capital Corp.    com 723484101  275       7000  SH        SOLE           7000
Pioneer Natural Resources Co.  com 723787107  808      25000  SH        SOLE           25000
Plum Creek Timber Company, Inc.com 729251108  601      18500  SH        SOLE           18500
Polaris Industries Inc.        com 731068102 5407     119000  SH        SOLE           119000
Prima Energy Corp.             com 741901201 2103      60900  SH        SOLE           60900
ProQuest Company               com 74346P102 4060     139200  SH        SOLE           139200
Pulte Homes Inc.               com 74586710113661     245700  SH        SOLE           226100   19600
Rockwell Collins, Inc.         com 774341101 2526      79900  SH        SOLE           79900
Ross Stores, Inc.              com 77829610310662     348100  SH        SOLE           348100
Ryans Family Steak Houses Inc. com 783519101  429      25000  SH        SOLE           25000
SEI Investments Co.            com 784117103  818      24800  SH        SOLE           24800
STERIS Corporation             com 859152100 6050     234500  SH        SOLE           234500
Schering-Plough                com 806605101  637      39250  SH        SOLE           39250
Simpson Manufacturing Co., Inc.com 829073105 3427      70000  SH        SOLE           70000
Snap-on Incorporated           com 833034101 2170      67100  SH        SOLE           67100
Sparton Corp.                  com 847235108 1076     126567  SH        SOLE           126567
Stryker Corp.                  com 863667101  797       9000  SH        SOLE           9000
Sungard Data Systems, Inc.     com 867914103 3315     121000  SH        SOLE           121000
Superior Uniform Group Inc.    com 868358102  328      20000  SH        SOLE           20000
Synovus Financial Corp.        com 87161c105 2484     101600  SH        SOLE           101600
Teleflex Inc.                  com 879369106 2535      51500  SH        SOLE           51500
The Southern Company           com 842587107  305      10000  SH        SOLE           10000
The Stanley Works              com 854616109 1067      25000  SH        SOLE           25000
Theragenics Corporation        com 883375107  403      75000  SH        SOLE           75000
Toll Brothers Inc.             com 889478103  872      19200  SH        SOLE           19200
Tractor Supply Company         com 892356106  581      15000  SH        SOLE           15000
Unico American Corporation     com 904607108 3226     537745  SH        SOLE           537745
Velcro Industries N.V.         com 922571104 1540     118486  SH        SOLE           118486
Washington Mutual Inc.         com 939322103  386       9050  SH        SOLE           9050
Washington Real Estate
  Investment Trust             com 939653101 2401      74000  SH        SOLE           74000
Waters Corporation             com 941848103 4574     112000  SH        SOLE           112000
Weyco Group, Inc.              com 962149100  832      22500  SH        SOLE           22500
XTO Energy Inc.                com 98385x106 3250     128750  SH        SOLE           128750